Borrowings (Contractual Maturities of Other Borrowings) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Borrowings [Abstract]
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Two	$ 7,301
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Four	10,000
Federal Home Loan Bank, Advances, Maturities Summary, Due in Year Five	6,460
Long-term Federal Home Loan Bank Advances, Total	$ 23,761	$ 22,487